SCHEDULE 1 (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - Reportable Legal Entities [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 379,960		¥ 411,047	$ 53,516
Amounts due from subsidiaries and VIEs	1,493,650	$ 210,376	1,444,870
Other receivables	8,586			1,209
Investments in subsidiaries and VIEs	1,793,397		1,912,666	252,595
Total assets	3,675,593		3,768,583	517,696
Accrued expense and other liability	157,695		112,384	22,211
Amounts due to subsidiaries and VIEs
Total liabilities	157,695		112,384	22,211
Shareholders’ Equity:
Additional paid-in capital	5,713,935		5,786,068	804,791
Retained earnings (deficit)	(2,361,048)		(2,220,859)	(332,547)
Accumulated other comprehensive income	165,009		90,988	23,241
Total shareholders’ equity	3,517,898		3,656,199	495,485
Total liabilities and shareholders’ equity	3,675,593		3,768,583	517,696
Common Class A [Member]
Shareholders’ Equity:
Ordinary shares	1		1
Common Class B [Member]
Shareholders’ Equity:
Ordinary shares	¥ 1		¥ 1